Quarterly Holdings Report
for
Fidelity® Short-Term Bond Fund
November 30, 2024
STP-NPRT1-0125
1.813036.120
Asset-Backed Securities - 20.3%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.6%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 0% 1/20/2037 (b)(c)(d)	4,566,000	4,566,000
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.8763% 7/23/2036 (b)(c)(d)	5,829,000	5,839,760
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 0% 1/20/2037 (b)(c)(d)	3,426,000	3,426,000
TOTAL BAILIWICK OF JERSEY		13,831,760
CANADA - 0.2%
Chesapeake Funding II LLC Series 2023-1A Class A1, 5.65% 5/15/2035 (b)	3,310,408	3,328,868
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	588,200	596,330
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	1,075,714	1,086,192
TOTAL CANADA		5,011,390
GRAND CAYMAN (UK OVERSEAS TER) - 3.6%
Aimco Clo 12 Ltd Series 2022-12A Class AR, CME Term SOFR 3 month Index + 1.17%, 5.8175% 1/17/2032 (b)(c)(d)	4,709,671	4,719,091
Aimco Clo Ser 2018-A / Aimco Clo Ser 2018-A LLC Series 2024-AA Class XR, CME Term SOFR 3 month Index + 1%, 1% 10/17/2037 (b)(c)(d)	1,050,000	1,050,000
Ares Lii Clo Ltd Series 2021-52A Class A1R, CME Term SOFR 3 month Index + 1.3116%, 5.9432% 4/22/2031 (b)(c)(d)	5,910,978	5,925,755
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.9259% 10/15/2032 (b)(c)(d)	2,145,000	2,147,997
Ares XXXIV CLO Ltd Series 2024-2A Class AR3, CME Term SOFR 3 month Index + 1.32%, 5.9675% 4/17/2033 (b)(c)(d)	10,151,000	10,173,891
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.6277% 7/18/2034 (b)(c)(d)	5,400,000	5,400,000
Cent Clo 21 Ltd/Cent Clo 21 Corp Series 2021-21A Class A1R3, CME Term SOFR 3 month Index + 1.2316%, 5.8488% 7/27/2030 (b)(c)(d)	263,594	263,588
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 0% 7/15/2035 (b)(c)(d)	5,196,000	5,196,000
Dryden 86 Clo Ltd / Dryden 86 Clo LLC Series 2021-86A Class A1R, CME Term SOFR 3 month Index + 1.3616%, 6.0091% 7/17/2034 (b)(c)(d)	1,878,000	1,881,409
Flatiron Clo 28 Ltd / Flatiron Clo 28 LLC Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 6.5866% 7/15/2036 (b)(c)(d)	6,430,000	6,449,509
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.9059% 7/15/2036 (b)(c)(d)	5,515,000	5,525,181
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 month Index + 1.05%, 5.6973% 4/15/2030 (b)(c)(d)	2,549,416	2,550,563
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)(e)	1,017,000	1,017,000
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 5.6023% 8/8/2032 (b)(c)(d)	3,334,420	3,338,018
Rr 16 Ltd Series 2021-16A Class A1, CME Term SOFR 3 month Index + 1.3716%, 6.0275% 7/15/2036 (b)(c)(d)	3,071,000	3,076,721
Symphony Clo Xxi Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.3216%, 5.9775% 7/15/2032 (b)(c)(d)	6,332,924	6,337,787
Symphony Clo Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.9375% 1/15/2034 (b)(c)(d)	6,607,089	6,616,075
TCI-Flatiron CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.2216%, 5.707% 11/18/2030 (b)(c)(d)	1,769,599	1,771,786
TCI-Symphony CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.1916%, 5.8475% 7/15/2030 (b)(c)(d)	5,084,264	5,092,023
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 5.4113% 4/6/2042 (b)(c)(d)	261,000	194,253
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.8674% 4/20/2035 (b)(c)(d)	4,340,000	4,342,938
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		83,069,585
UNITED STATES - 15.9%
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (b)	445,917	447,414
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (b)	6,060,000	6,061,954
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	1,107,000	1,114,984
American Express Credit Account Master Trust Series 2022-4 Class A, 4.95% 10/15/2027	4,492,000	4,506,193
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/2028	3,528,000	3,546,459
American Express Credit Account Master Trust Series 2023-3 Class A, 5.23% 9/15/2028	7,149,000	7,241,876
Americredit Automobile Receivables Trust Series 2021-3 Class A3, 0.76% 8/18/2026	424,091	422,821
Ari Fleet Lease Trust 2024-B Series 2024-B Class A3, 5.26% 4/15/2033 (b)	533,000	541,100
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (b)	3,476,083	3,511,314
ARI Fleet Lease Trust Series 2024-A Class A2, 5.3% 11/15/2032 (b)	5,009,000	5,028,112
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/2028	2,564,000	2,573,108
Bank of America Credit Card Master Trust Series 2023-A2 Class A2, 4.98% 11/15/2028	3,550,000	3,584,559
BMW Vehicle Lease Trust Series 2023-1 Class A3, 5.16% 11/25/2025	1,390,286	1,391,398
BMW Vehicle Lease Trust Series 2023-2 Class A3, 5.99% 9/25/2026	3,841,000	3,868,369
BMW Vehicle Lease Trust Series 2024-1 Class A3, 4.98% 3/25/2027	3,994,000	4,016,070
Bofa Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	412,000	417,578
Capital One Prime Auto Receivables Trust 2023-2 Series 2023-2 Class A3, 5.82% 6/15/2028	5,698,000	5,802,206
Capital One Prime Auto Receivables Trust Series 2024-1 Class A3, 4.62% 7/16/2029	4,260,000	4,266,189
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	1,134,000	1,155,766
CarMax Auto Owner Trust Series 2024-1 Class A3, 4.92% 10/16/2028	2,607,000	2,622,404
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	795,000	808,930
CarMax Auto Owner Trust Series 2024-3 Class A3, 4.89% 7/16/2029	3,341,000	3,368,091
Carvana Auto Receivables Trust Series 2021-P3 Class A3, 0.7% 11/10/2026	1,481,241	1,466,514
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	480,703	473,822
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	1,035,000	1,046,001
Chase Auto Owner Trust Series 2024-3A Class A3, 5.22% 7/25/2029 (b)	4,136,000	4,189,817
Chase Auto Owner Trust Series 2024-4A Class A3, 4.94% 7/25/2029 (b)	5,082,000	5,119,977
Chase Issuance Trust Series 2023-A1 Class A, 5.16% 9/15/2028	8,355,000	8,458,611
Citibank Credit Card Issuance Trust Series 2023-A1 Class A1, 5.23% 12/8/2027	2,738,000	2,756,689
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/2028 (b)	2,606,000	2,621,630
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	1,290,000	1,303,393
CWABS Inc Asset-Backed Certificates Series 2004-2 Class 3A4, CME Term SOFR 1 month Index + 0.6145%, 5.2022% 7/25/2034 (c)(d)	108,850	107,476
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	3,751,000	3,799,495
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (b)	1,033,210	1,002,550
Dell Equip Fin Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (b)	1,134,000	1,134,404
Dell Equipment Finance Trust Series 2023-2 Class A3, 5.65% 1/22/2029 (b)	2,027,000	2,038,989
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (b)	2,908,000	2,943,603
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (b)	1,743,000	1,760,364
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	502,000	509,726
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	341,000	346,650
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	2,090,000	2,096,943
Domino's Pizza Master Issuer LLC Series 2015-1A Class A2II, 4.474% 10/25/2045 (b)	1,391,250	1,385,146
EFF Series 2021-2 Class A2, 0.48% 5/20/2027 (b)	7,372	7,354
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (b)	495,344	494,071
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (b)	2,755,482	2,767,629
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	1,543,497	1,570,744
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (b)	5,724,278	5,760,090
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	3,645,000	3,675,050
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	1,358,000	1,357,239
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	721,000	734,823
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class X, CME Term SOFR 3 month Index + 1%, 0% 1/15/2038 (b)(c)(d)(e)	1,563,000	1,563,000
Ford Credit Auto Lease Trust Series 2023-B Class A3, 5.91% 10/15/2026	5,952,000	5,986,271
Ford Credit Auto Owner Trust Series 2023-B Class A3, 5.23% 5/15/2028	3,944,000	3,976,327
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	2,375,000	2,376,381
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (b)	4,177,000	4,195,807
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	5,336,000	5,427,165
GM Financial Automobile Leasing Trust Series 2023-1 Class A3, 5.16% 4/20/2026	2,541,936	2,545,198
GM Financial Consumer Automobile Receivables Trust Series 2022-2 Class A3, 3.1% 2/16/2027	3,335,279	3,310,956
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A3, 4.47% 2/16/2028	1,678,000	1,676,865
Gm Financial Consumer Automobile Receivables Trust Series 2023-4 Class A3, 5.78% 8/16/2028	4,680,000	4,757,295
Gm Financial Leasing Trust 2024-1 Series 2024-1 Class A3, 5.09% 3/22/2027	6,848,000	6,890,313
Gmf Floorplan Owner Revolving Tr Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	5,812,000	5,876,348
Gmf Floorplan Owner Revolving Tr Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	5,810,000	5,881,979
Gmf Floorplan Owner Revolving Tr Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	1,320,000	1,324,836
Honda Auto Receivables Owner Trust Series 2023-4 Class A3, 5.67% 6/21/2028	4,193,000	4,263,429
Huntington Auto Trust Series 2024-1A Class A3, 5.23% 1/16/2029 (b)	6,742,000	6,808,403
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (b)	4,934,000	4,979,335
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (b)	1,897,000	1,919,260
Hyundai Auto Receivables Trust Series 2023-C Class A3, 5.54% 10/16/2028	3,474,000	3,528,129
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	1,145,000	1,154,098
John Deere Owner Trust Series 2024-A Class A3, 4.96% 11/15/2028	6,694,000	6,754,881
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (b)	937,000	951,935
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	235,557	236,564
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	1,209,000	1,224,564
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	5,758,000	5,730,664
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A3, 5.95% 11/15/2028	2,683,000	2,733,987
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	1,084,000	1,093,392
Nissan Auto Receivables Owner Trust Series 2023-B Class A3, 5.93% 3/15/2028	3,185,000	3,234,260
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	2,023,000	2,040,802
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/2028 (b)	2,638,040	2,593,628
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	945,896	946,137
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH1 Class M4, CME Term SOFR 1 month Index + 1.3595%, 5.9472% 1/25/2036 (c)(d)	38,538	38,248
Porsche Finl Auto Securitization Tr 2023-2 Series 2023-2A Class A3, 5.79% 1/22/2029 (b)	2,531,000	2,562,209
Porsche Innovative Lease Owner Trust Series 2024-2A Class A3, 4.35% 10/20/2027 (b)	4,463,000	4,442,991
PRPM LLC Series 2021-5 Class A1, 4.793% 6/25/2026 (b)(c)	3,453,328	3,420,431
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	1,081,000	1,094,442
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	924,000	922,886
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3, 5.47% 10/20/2028 (b)	6,331,000	6,388,311
Sfs Auto Receivables Securitization Trust Series 2024-1A Class A3, 4.95% 5/21/2029 (b)	1,998,000	2,007,314
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	616,000	623,929
T-Mobile US Trust Series 2024-1A Class A, 5.05% 9/20/2029 (b)	4,785,000	4,823,445
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.5622% 9/25/2034 (c)(d)	134,223	137,758
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (b)	1,215,000	1,219,476
Tesla Auto Lease Trust Series 2023-B Class A3, 6.13% 9/21/2026 (b)	6,355,000	6,398,187
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (b)	2,816,000	2,844,032
Tesla Series 2024-A Class A3, 5.3% 6/21/2027 (b)	2,554,000	2,566,232
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/2033 (b)	4,906,000	4,828,498
Toyota Auto Receivables Owner Trust Series 2023-D Class A3, 5.54% 8/15/2028	3,430,000	3,483,795
Toyota Lease Owner Trust Series 2023-B Class A3, 5.66% 11/20/2026 (b)	5,372,000	5,422,922
Toyota Lease Owner Trust Series 2024-A Class A3, 5.25% 4/20/2027 (b)	1,153,000	1,161,955
Upstart Securitization Trust Series 2023-3 Class A, 6.9% 10/20/2033 (b)	2,045,701	2,067,061
Usaa Auto Owner Trust 2023-A Series 2023-A Class A3, 5.58% 5/15/2028 (b)	6,021,000	6,076,187
Verizon Master Trust Series 2023-5 Class A1A, 5.61% 9/8/2028	5,000,000	5,039,725
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	5,700,000	5,703,136
Volkswagen Auto Lease Trust Series 2023-A Class A3, 5.81% 10/20/2026	6,180,000	6,234,053
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	4,052,000	4,119,531
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3, 5.02% 6/20/2028	2,893,000	2,909,009
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A3, 4.63% 7/20/2029	5,720,000	5,737,648
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	460,000	455,690
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/2029	5,860,000	5,923,998
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	4,787,082	4,874,911
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	5,534,000	5,592,089
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	1,604,000	1,607,833
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (b)	4,245,000	4,238,702
World Omni Auto Receivables Tr 2023-D Series 2023-D Class A3, 5.79% 2/15/2029	3,825,000	3,892,758
World Omni Auto Receivables Tr Series 2024-A Class A3, 4.86% 3/15/2029	6,000,000	6,019,649
World Omni Auto Receivables Trust Series 2024-B Class A3, 5.27% 9/17/2029	2,815,000	2,856,499
World Omni Auto Trust 2024-C Series 2024-C Class A3, 4.43% 12/17/2029	3,458,000	3,452,580
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	2,588,000	2,619,927
TOTAL UNITED STATES		367,015,951
TOTAL ASSET-BACKED SECURITIES (Cost $465,885,801)		468,928,686

Bank Notes - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
Goldman Sachs Bank USA/New York NY 0% 3/18/2027 (c) (Cost $8,200,000)	8,200,000	8,253,086

Collateralized Mortgage Obligations - 1.7%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.0%
Brass No 10 PLC Series 2021-10A Class A1, 0.669% 4/16/2069 (b)(c)	85,863	85,399
UNITED STATES - 1.7%
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (b)	3,847,403	3,408,461
CFMT LLC Series 2022-HB8 Class A, 3.75% 4/25/2025 (b)	2,559,187	2,539,482
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	753,475	732,944
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	400,605	393,236
CSMC Trust Series 2021-RPL9 Class A1, 2.4364% 2/25/2061 (b)	5,767,663	5,747,514
Fannie Mae Guaranteed REMICS Series 2001-40 Class Z, 6% 8/25/2031	26,695	27,093
Fannie Mae Guaranteed REMICS Series 2015-27 Class KF, U.S. 30-Day Avg. SOFR Index + 0.4145%, 5.1485% 5/25/2045 (c)(d)	1,797,709	1,787,022
Fannie Mae Guaranteed REMICS Series 2016-27 Class HK, 3% 1/25/2041	2,237,657	2,115,141
Fannie Mae Guaranteed REMICS Series 2016-27 Class KG, 3% 1/25/2040	991,013	935,245
Fannie Mae Guaranteed REMICS Series 2016-42 Class FL, U.S. 30-Day Avg. SOFR Index + 0.4645%, 5.1985% 7/25/2046 (c)(d)	1,934,343	1,928,129
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	219,731	216,521
Gcat 2021-Nqm7 Tr Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (b)	1,954,764	1,763,920
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 5.25% 7/25/2067 (b)(c)	4,633,975	4,595,044
New York Mortgage Trust Series 2021-SP1 Class A1, 4.6696% 8/25/2061 (b)	1,680,527	1,636,451
Oceanview Mortgage Loan Trust Series 2020-1 Class A1A, 1.7329% 5/28/2050 (b)	1,357,564	1,261,771
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	147,429	144,615
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	125,208	120,981
Preston Ridge Partners Mortgage Trust Series 2021-8 Class A1, 4.743% 9/25/2026 (b)(c)	3,787,742	3,738,065
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/2051 (b)	2,952,751	2,953,008
PRPM LLC Series 2021-RPL1 Class A1, 1.319% 7/25/2051 (b)	672,139	615,183
PRPM LLC Series 2021-RPL2 Class A1, 1.455% 10/25/2051 (b)(c)	880,541	803,363
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(c)	2,502,207	2,398,616
RMF Buyout Issuance Trust Series 2021-HB1 Class A, 1.2586% 11/25/2031 (b)	281,110	279,163
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 6.5772% 7/20/2034 (c)(d)	1,197	1,107
TOTAL UNITED STATES		40,142,075
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $41,492,103)		40,227,474

Commercial Mortgage Securities - 5.1%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.8174% 7/20/2032 (b)(c)(d)	8,000,000	8,014,416
UNITED STATES - 4.8%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	2,246,000	2,066,320
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.76% 1/15/2039 (b)(c)(d)	1,666,893	1,660,135
Benchmark Mortgage Trust Series 2021-B31 Class A1, 1.357% 12/15/2054	3,093,415	2,977,690
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.7245% 9/15/2026 (b)(c)(d)	4,272,000	4,168,277
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.9514% 3/15/2041 (b)(c)(d)	1,013,000	1,013,633
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.9812% 6/15/2041 (b)(c)(d)	1,308,000	1,309,635
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.5073% 4/15/2037 (b)(c)(d)	6,214,000	6,245,071
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.6553% 4/15/2034 (b)(c)(d)	2,025,051	2,006,066
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.4126% 10/15/2036 (b)(c)(d)	3,704,000	3,686,679
BX Commercial Mortgage Trust Series 2021-VINO Class A, CME Term SOFR 1 month Index + 0.7668%, 5.3758% 5/15/2038 (b)(c)(d)	591,432	590,323
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.6222% 2/15/2039 (b)(c)(d)	3,267,931	3,263,853
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.3707% 12/9/2040 (b)(c)(d)	1,266,457	1,270,810
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 6.2506% 5/15/2041 (b)(c)	2,698,184	2,706,616
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 5.5735% 11/15/2038 (b)(c)(d)	3,123,109	3,117,253
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.3594% 10/15/2026 (b)(c)(d)	2,727,896	2,714,256
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.3945% 6/15/2038 (b)(c)(d)	3,185,188	3,179,216
BX Trust Series 2022-GPA Class A, CME Term SOFR 1 month Index + 2.165%, 6.7743% 8/15/2039 (b)(c)(d)	720,346	721,021
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 6.0512% 4/15/2041 (b)(c)(d)	3,355,521	3,359,687
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 6.0513% 2/15/2039 (b)(c)(d)	2,304,634	2,311,836
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (b)	7,445,407	7,241,151
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	4,350,338	4,099,175
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class AAB, 3.368% 2/10/2049	678,879	673,144
COMM Mortgage Trust Series 2020-SBX Class A, 1.67% 1/10/2038 (b)	6,921,000	6,053,040
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class ASB, 4.1628% 8/15/2051	2,462,614	2,400,312
CSMC Trust Series 2017-CHOP Class A, Prime Rate -2.306%, 5.444% 7/15/2032 (b)(c)(d)	1,787,546	1,752,108
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (b)	557,585	538,112
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.4255% 11/15/2038 (b)(c)(d)	5,014,164	4,995,361
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.8035% 7/15/2038 (b)(c)(d)	1,559,574	1,560,548
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.209% 8/10/2044 (b)(c)	3,742,281	3,588,398
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.6745% 10/15/2036 (b)(c)(d)	2,194,000	2,177,545
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class AS, 3.216% 4/15/2046	998,076	910,181
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 6.2245% 9/15/2029 (b)(c)(d)	1,258,563	1,183,049
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.9045% 5/15/2039 (b)(c)(d)	4,992,000	4,870,321
LIFE Mortgage Trust Series 2021-BMR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.4235% 3/15/2038 (b)(c)(d)	2,722,037	2,688,011
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.4245% 7/15/2038 (b)(c)(d)	1,937,000	1,930,947
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A3, 3.272% 1/15/2049	1,640,175	1,615,590
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class ASB, 3.288% 1/15/2049	472,316	469,434
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.6984% 10/15/2028 (b)(c)(d)	1,289,181	1,301,262
OPG Trust Series 2021-PORT Class A, CME Term SOFR 1 month Index + 0.5985%, 5.2085% 10/15/2036 (b)(c)(d)	4,776,413	4,752,530
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.4546% 11/15/2038 (b)(c)(d)	3,217,930	3,215,550
Wells Fargo Commercial Mortgage Trust Series 2015-LC22 Class ASB, 3.571% 9/15/2058	624,730	621,623
Wells Fargo Commercial Mortgage Trust Series 2017-RC1 Class ASB, 3.453% 1/15/2060	1,433,906	1,416,402
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.4006% 10/15/2041 (b)(c)(d)	2,435,000	2,434,073
TOTAL UNITED STATES		110,856,244
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $121,390,318)		118,870,660

Non-Convertible Corporate Bonds - 39.5%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Glencore Funding LLC 5.338% 4/4/2027 (b)	6,000,000	6,073,727
CANADA - 3.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Rogers Communications Inc 2.95% 3/15/2025	4,725,000	4,696,471
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Canadian Natural Resources Ltd 2.05% 7/15/2025	4,512,000	4,433,490
Cenovus Energy Inc 4.25% 4/15/2027	4,500,000	4,447,448
Enbridge Inc 2.5% 2/14/2025	1,218,000	1,211,508
Enbridge Inc 5.25% 4/5/2027	2,921,000	2,963,950
Enbridge Inc 5.9% 11/15/2026	2,514,000	2,567,008
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027 (b)	1,401,000	1,399,530
		17,022,934
Financials - 1.8%
Banks - 1.7%
Bank of Montreal 4.567% 9/10/2027 (c)	6,447,000	6,434,378
Bank of Montreal 5.266% 12/11/2026	5,000,000	5,067,206
Bank of Montreal 5.92% 9/25/2025	3,000,000	3,029,677
Bank of Nova Scotia/The 5.35% 12/7/2026	4,000,000	4,059,049
Canadian Imperial Bank of Commerce 3.945% 8/4/2025	6,059,000	6,028,725
Canadian Imperial Bank of Commerce 5.926% 10/2/2026	6,200,000	6,336,293
Toronto-Dominion Bank/The 4.98% 4/5/2027	5,000,000	5,038,906
		35,994,234
Insurance - 0.1%
Great-West Lifeco US Finance 2020 LP 0.904% 8/12/2025 (b)	3,527,000	3,433,368
TOTAL FINANCIALS		39,427,602

Industrials - 0.5%
Ground Transportation - 0.5%
Canadian Pacific Railway Co 1.35% 12/2/2024	12,296,000	12,296,000
TOTAL CANADA		73,443,007
DENMARK - 0.6%
Financials - 0.6%
Banks - 0.6%
Danske Bank A/S 5.427% 3/1/2028 (b)(c)	5,200,000	5,266,226
Danske Bank A/S 6.259% 9/22/2026 (b)(c)	5,502,000	5,556,095
Danske Bank A/S 6.466% 1/9/2026 (b)(c)	3,260,000	3,263,992

TOTAL DENMARK		14,086,313
FRANCE - 2.1%
Financials - 2.1%
Banks - 2.1%
Banque Federative du Credit Mutuel SA 4.524% 7/13/2025 (b)	5,542,000	5,533,564
BNP Paribas SA 2.219% 6/9/2026 (b)(c)	7,000,000	6,895,800
BPCE SA 1.625% 1/14/2025 (b)	9,500,000	9,464,239
BPCE SA 5.203% 1/18/2027 (b)	6,000,000	6,060,412
Credit Agricole SA 5.134% 3/11/2027 (b)	5,000,000	5,054,448
Societe Generale SA 2.226% 1/21/2026 (b)(c)	10,000,000	9,954,514
Societe Generale SA 4.351% 6/13/2025 (b)	4,500,000	4,489,484

TOTAL FRANCE		47,452,461
GERMANY - 2.9%
Consumer Discretionary - 1.6%
Automobiles - 1.6%
BMW US Capital LLC 4.65% 8/13/2026 (b)	4,922,000	4,926,111
Mercedes-Benz Finance North America LLC 4.75% 8/1/2027 (b)	6,000,000	6,006,424
Mercedes-Benz Finance North America LLC 4.8% 1/11/2027 (b)	7,100,000	7,121,425
Volkswagen Group of America Finance LLC 3.95% 6/6/2025 (b)	2,950,000	2,935,008
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (b)	6,200,000	6,266,849
Volkswagen Group of America Finance LLC 6% 11/16/2026 (b)	8,500,000	8,637,474
		35,893,291
Financials - 0.5%
Capital Markets - 0.5%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (c)	5,000,000	4,861,557
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (c)	7,100,000	7,190,344
		12,051,901
Health Care - 0.3%
Pharmaceuticals - 0.3%
Bayer US Finance II LLC 4.25% 12/15/2025 (b)	6,748,000	6,689,897
Industrials - 0.5%
Machinery - 0.5%
Daimler Truck Finance North America LLC 1.625% 12/13/2024 (b)	2,657,000	2,654,375
Daimler Truck Finance North America LLC 5% 1/15/2027 (b)	5,000,000	5,024,652
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)	1,874,000	1,890,835
Daimler Truck Finance North America LLC 5.2% 1/17/2025 (b)	2,880,000	2,881,000
		12,450,862
TOTAL GERMANY		67,085,951
IRELAND - 1.1%
Financials - 0.8%
Consumer Finance - 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	5,724,000	5,526,644
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	7,000,000	7,173,510
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	5,163,000	5,349,298
		18,049,452
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 2.875% 2/15/2025 (b)	7,000,000	6,955,448
TOTAL IRELAND		25,004,900
ITALY - 0.3%
Utilities - 0.3%
Electric Utilities - 0.3%
Enel Finance International NV 5.125% 6/26/2029 (b)	5,800,000	5,852,715
JAPAN - 0.7%
Financials - 0.7%
Banks - 0.7%
Mitsubishi UFJ Financial Group Inc 2.193% 2/25/2025	9,124,000	9,068,071
Mizuho Financial Group Inc 2.651% 5/22/2026 (c)	6,307,000	6,241,124

TOTAL JAPAN		15,309,195
MEXICO - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleos Mexicanos 6.5% 3/13/2027	7,500,000	7,317,225
NETHERLANDS - 0.2%
Financials - 0.2%
Banks - 0.2%
ABN AMRO Bank NV 6.339% 9/18/2027 (b)(c)	4,700,000	4,815,553
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 1.75% 1/22/2026	1,409,000	1,366,381
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Santander SA 5.365% 7/15/2028 (c)	2,600,000	2,626,617
SWITZERLAND - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
UBS AG/London 1.375% 1/13/2025 (b)	5,623,000	5,600,883
UBS Group AG 6.373% 7/15/2026 (b)(c)	4,600,000	4,636,395

TOTAL SWITZERLAND		10,237,278
UNITED KINGDOM - 3.6%
Consumer Staples - 0.5%
Tobacco - 0.5%
BAT Capital Corp 3.557% 8/15/2027	5,000,000	4,854,156
BAT International Finance PLC 1.668% 3/25/2026	6,714,000	6,447,632
		11,301,788
Financials - 3.0%
Banks - 2.7%
Barclays PLC 2.852% 5/7/2026 (c)	4,878,000	4,831,341
Barclays PLC 5.304% 8/9/2026 (c)	2,578,000	2,582,358
Barclays PLC 5.674% 3/12/2028 (c)	5,800,000	5,893,965
Barclays PLC 5.829% 5/9/2027 (c)	6,500,000	6,574,111
Barclays PLC 6.496% 9/13/2027 (c)	3,000,000	3,075,053
HSBC Holdings PLC 1.645% 4/18/2026 (c)	6,806,000	6,720,444
HSBC Holdings PLC 5.597% 5/17/2028 (c)	7,000,000	7,100,392
Lloyds Banking Group PLC 4.716% 8/11/2026 (c)	7,515,000	7,495,875
Lloyds Banking Group PLC 5.462% 1/5/2028 (c)	5,000,000	5,056,674
Lloyds Banking Group PLC 5.985% 8/7/2027 (c)	3,142,000	3,193,639
NatWest Group PLC 5.847% 3/2/2027 (c)	5,500,000	5,559,387
NatWest Markets PLC 5.416% 5/17/2027 (b)	5,000,000	5,079,477
		63,162,716
Financial Services - 0.3%
Nationwide Building Society 6.557% 10/18/2027 (b)(c)	6,100,000	6,272,886
Industrials - 0.1%
Aerospace & Defense - 0.1%
BAE Systems PLC 5% 3/26/2027 (b)	2,027,000	2,041,910
TOTAL UNITED KINGDOM		82,779,300
UNITED STATES - 23.8%
Communication Services - 1.7%
Media - 1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	4,000,000	3,840,501
Charter Communications Operating LLC / Charter Communications Operating Capital 6.15% 11/10/2026	4,540,000	4,636,064
Warnermedia Holdings Inc 3.638% 3/15/2025	8,401,000	8,365,694
Warnermedia Holdings Inc 3.755% 3/15/2027	8,800,000	8,522,879
		25,365,138
Wireless Telecommunication Services - 0.6%
T-Mobile USA Inc 2.625% 4/15/2026	6,000,000	5,834,644
T-Mobile USA Inc 3.5% 4/15/2025	7,030,000	6,992,933
		12,827,577
TOTAL COMMUNICATION SERVICES		38,192,715

Consumer Discretionary - 2.3%
Automobiles - 1.6%
American Honda Finance Corp 4.6% 4/17/2025	5,500,000	5,496,703
General Motors Financial Co Inc 1.25% 1/8/2026	6,779,000	6,518,636
General Motors Financial Co Inc 5.4% 4/6/2026	5,000,000	5,034,601
General Motors Financial Co Inc 5.4% 5/8/2027	8,000,000	8,108,708
Hyundai Capital America 5.45% 6/24/2026 (b)	4,103,000	4,137,391
Hyundai Capital America 5.8% 6/26/2025 (b)	6,500,000	6,531,237
		35,827,276
Distributors - 0.2%
Genuine Parts Co 1.75% 2/1/2025	4,784,000	4,759,087
Specialty Retail - 0.5%
Advance Auto Parts Inc 5.9% 3/9/2026	2,294,000	2,309,218
AutoZone Inc 5.05% 7/15/2026	6,500,000	6,546,477
Lowe's Cos Inc 4.8% 4/1/2026	1,004,000	1,006,747
O'Reilly Automotive Inc 5.75% 11/20/2026	1,815,000	1,851,260
		11,713,702
TOTAL CONSUMER DISCRETIONARY		52,300,065

Consumer Staples - 0.5%
Food Products - 0.2%
Bunge Ltd Fin Corp 4.1% 1/7/2028	3,430,000	3,373,326
The Campbell's Company 5.3% 3/20/2026	1,345,000	1,353,753
		4,727,079
Tobacco - 0.3%
Altria Group Inc 2.35% 5/6/2025	1,269,000	1,255,191
Philip Morris International Inc 4.75% 2/12/2027	5,217,000	5,239,524
		6,494,715
TOTAL CONSUMER STAPLES		11,221,794

Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
DCP Midstream Operating LP 5.625% 7/15/2027	7,382,000	7,504,667
Diamondback Energy Inc 5.2% 4/18/2027	6,312,000	6,393,028
Enterprise Products Operating LLC 5.05% 1/10/2026	4,128,000	4,149,358
MPLX LP 1.75% 3/1/2026	10,071,000	9,694,128
Occidental Petroleum Corp 5% 8/1/2027	4,131,000	4,142,757
ONEOK Inc 4.25% 9/24/2027	585,000	578,812
Phillips 66 3.85% 4/9/2025	8,057,000	8,024,004
Williams Cos Inc/The 5.4% 3/2/2026	1,346,000	1,355,719
		41,842,473
Financials - 12.6%
Banks - 7.0%
Bank of America Corp 4.827% 7/22/2026 (c)	5,015,000	5,015,044
Bank of America Corp 5.08% 1/20/2027 (c)	6,000,000	6,017,091
Bank of America Corp 5.933% 9/15/2027 (c)	5,000,000	5,095,056
Citigroup Inc 2.014% 1/25/2026 (c)	8,000,000	7,962,178
Citigroup Inc 3.106% 4/8/2026 (c)	6,714,000	6,672,501
Citigroup Inc 5.61% 9/29/2026 (c)	5,000,000	5,029,974
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	5,500,000	5,730,077
JPMorgan Chase & Co 4.505% 10/22/2028 (c)	6,000,000	5,965,154
JPMorgan Chase & Co 4.851% 7/25/2028 (c)	10,500,000	10,518,895
JPMorgan Chase & Co 4.979% 7/22/2028 (c)	5,000,000	5,032,461
JPMorgan Chase & Co 5.04% 1/23/2028 (c)	6,000,000	6,035,765
JPMorgan Chase & Co 5.571% 4/22/2028 (c)	3,988,000	4,062,919
JPMorgan Chase & Co 6.07% 10/22/2027 (c)	6,100,000	6,244,466
KeyBank NA/Cleveland OH 4.15% 8/8/2025	2,003,000	1,991,337
KeyCorp U.S. SOFR Averages Index + 1.25%, 5.8228% 5/23/2025 (c)(d)	2,344,000	2,348,535
Morgan Stanley Bank NA 4.754% 4/21/2026	4,007,000	4,017,337
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	7,000,000	7,039,148
PNC Financial Services Group Inc/The 5.3% 1/21/2028 (c)	2,594,000	2,624,014
Regions Financial Corp 2.25% 5/18/2025	3,950,000	3,901,060
Santander Holdings USA Inc 3.244% 10/5/2026	8,000,000	7,748,739
Santander Holdings USA Inc 5.807% 9/9/2026 (c)	3,956,000	3,975,248
Santander Holdings USA Inc 6.124% 5/31/2027 (c)	1,921,000	1,949,708
Truist Financial Corp 4.26% 7/28/2026 (c)	5,500,000	5,482,582
Truist Financial Corp 5.9% 10/28/2026 (c)	7,375,000	7,442,132
US Bancorp 5.727% 10/21/2026 (c)	6,750,000	6,800,564
Wells Fargo & Co 2.164% 2/11/2026 (c)	20,142,000	20,033,139
Wells Fargo & Co 5.707% 4/22/2028 (c)	7,000,000	7,140,251
		161,875,375
Capital Markets - 2.2%
Athene Global Funding 1.716% 1/7/2025 (b)	6,500,000	6,480,248
Athene Global Funding 5.339% 1/15/2027 (b)	3,816,000	3,850,450
Athene Global Funding 5.516% 3/25/2027 (b)	5,000,000	5,070,214
Athene Global Funding 5.684% 2/23/2026 (b)	5,200,000	5,242,285
Blackstone Private Credit Fund 4.7% 3/24/2025	7,096,000	7,078,434
Intercontinental Exchange Inc 3.625% 9/1/2028	6,250,000	6,030,965
Intercontinental Exchange Inc 3.65% 5/23/2025	4,172,000	4,150,904
Morgan Stanley 4.679% 7/17/2026 (c)	10,823,000	10,809,098
Nasdaq Inc 5.65% 6/28/2025	1,274,000	1,279,577
		49,992,175
Consumer Finance - 1.9%
American Express Co 5.098% 2/16/2028 (c)	5,000,000	5,035,918
American Express Co 5.389% 7/28/2027 (c)	5,000,000	5,052,803
American Express Co 6.338% 10/30/2026 (c)	6,200,000	6,287,533
Capital One Financial Corp 4.985% 7/24/2026 (c)	2,457,000	2,456,242
Capital One Financial Corp 7.149% 10/29/2027 (c)	6,000,000	6,241,440
Ford Motor Credit Co LLC 5.8% 3/5/2027	6,000,000	6,075,492
Ford Motor Credit Co LLC 5.85% 5/17/2027	3,000,000	3,044,539
Ford Motor Credit Co LLC 6.95% 6/10/2026	9,500,000	9,725,026
		43,918,993
Financial Services - 0.3%
Corebridge Financial Inc 3.5% 4/4/2025	812,000	807,926
Corebridge Global Funding 4.65% 8/20/2027 (b)	2,048,000	2,046,334
Corebridge Global Funding 5.75% 7/2/2026 (b)	5,200,000	5,281,120
Western Union Co/The 2.85% 1/10/2025	1,585,000	1,581,370
		9,716,750
Insurance - 1.2%
Aon North America Inc 5.125% 3/1/2027	7,000,000	7,074,893
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	3,911,000	3,974,183
MassMutual Global Funding II 4.5% 4/10/2026 (b)	6,700,000	6,700,116
Metropolitan Tower Global Funding 4% 10/1/2027 (b)	2,058,000	2,031,657
Pacific Life Global Funding II 1.2% 6/24/2025 (b)	5,535,000	5,427,542
Protective Life Global Funding 3.218% 3/28/2025 (b)	1,703,000	1,694,766
		26,903,157
TOTAL FINANCIALS		292,406,450

Health Care - 1.5%
Biotechnology - 0.3%
Amgen Inc 5.25% 3/2/2025	8,000,000	8,005,768
Health Care Providers & Services - 0.9%
Centene Corp 2.45% 7/15/2028	2,610,000	2,359,848
CVS Health Corp 5% 2/20/2026	7,000,000	7,008,227
HCA Inc 5.875% 2/15/2026	5,000,000	5,038,868
Icon Investments Six DAC 5.809% 5/8/2027	5,706,000	5,815,766
		20,222,709
Pharmaceuticals - 0.3%
Haleon UK Capital PLC 3.125% 3/24/2025	7,390,000	7,352,757
TOTAL HEALTH CARE		35,581,234

Industrials - 1.3%
Aerospace & Defense - 0.6%
Boeing Co 4.875% 5/1/2025	4,713,000	4,707,412
Boeing Co 6.259% 5/1/2027 (b)	513,000	525,693
L3Harris Technologies Inc 5.4% 1/15/2027	6,250,000	6,353,123
RTX Corp 5.75% 11/8/2026	2,714,000	2,767,494
		14,353,722
Commercial Services & Supplies - 0.4%
Republic Services Inc 0.875% 11/15/2025	10,000,000	9,647,837
Machinery - 0.3%
Ingersoll Rand Inc 5.197% 6/15/2027	6,900,000	6,994,062
TOTAL INDUSTRIALS		30,995,621

Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.0%
Amphenol Corp 5.05% 4/5/2027	1,027,000	1,038,316
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Inc 5.05% 7/12/2027	7,000,000	7,070,153
Software - 0.3%
Oracle Corp 5.8% 11/10/2025	7,000,000	7,067,184
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	2,790,000	2,774,045
Hewlett Packard Enterprise Co 4.45% 9/25/2026	3,434,000	3,419,125
		6,193,170
TOTAL INFORMATION TECHNOLOGY		21,368,823

Materials - 0.1%
Containers & Packaging - 0.1%
Sonoco Products Co 4.45% 9/1/2026	1,227,000	1,219,585
Real Estate - 0.2%
Specialized REITs - 0.2%
American Tower Corp 1.3% 9/15/2025	2,980,000	2,896,148
Crown Castle Inc 1.35% 7/15/2025	700,000	685,033
		3,581,181
Utilities - 0.9%
Electric Utilities - 0.5%
FirstEnergy Corp 1.6% 1/15/2026	747,000	718,174
FirstEnergy Corp 2.05% 3/1/2025	4,143,000	4,110,723
FirstEnergy Pennsylvania Electric Co 5.15% 3/30/2026 (b)	2,572,000	2,575,673
Georgia Power Co 5.004% 2/23/2027	1,954,000	1,975,959
Vistra Operations Co LLC 5.05% 12/30/2026 (b)(e)	1,584,000	1,586,294
		10,966,823
Multi-Utilities - 0.4%
DTE Energy Co 4.95% 7/1/2027	1,868,000	1,880,134
NiSource Inc 0.95% 8/15/2025	2,976,000	2,894,810
Sempra 3.3% 4/1/2025	2,834,000	2,819,002
WEC Energy Group Inc 5% 9/27/2025	2,638,000	2,644,332
		10,238,278
TOTAL UTILITIES		21,205,101

TOTAL UNITED STATES		549,915,042
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $909,933,783)		913,365,665

U.S. Government Agency - Mortgage Securities - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	421,106	417,055
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	214,928	212,860
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	590,700	585,018
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049 (g)	3,709,898	3,631,313
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2034	848,377	868,218
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	140	147
Freddie Mac Gold Pool 8.5% 5/1/2026	48	48
Freddie Mac Gold Pool 8.5% 5/1/2027	25	26
Freddie Mac Gold Pool 8.5% 6/1/2027	1,262	1,295
Freddie Mac Gold Pool 8.5% 7/1/2027	70	71
Freddie Mac Gold Pool 8.5% 7/1/2028	230	234
Freddie Mac Gold Pool 8.5% 8/1/2026	227	231
Freddie Mac Gold Pool 8.5% 8/1/2027	388	397
Freddie Mac Gold Pool 8.5% 8/1/2027	2,608	2,683
Ginnie Mae I Pool 7% 1/15/2028	985	994
Ginnie Mae I Pool 7% 1/15/2028	238	240
Ginnie Mae I Pool 7% 1/15/2029	2,079	2,106
Ginnie Mae I Pool 7% 1/15/2029	406	411
Ginnie Mae I Pool 7% 1/15/2031	449	459
Ginnie Mae I Pool 7% 1/15/2032	327	333
Ginnie Mae I Pool 7% 10/15/2028	832	844
Ginnie Mae I Pool 7% 10/15/2028	1,212	1,231
Ginnie Mae I Pool 7% 10/15/2028	139	141
Ginnie Mae I Pool 7% 11/15/2027	219	221
Ginnie Mae I Pool 7% 11/15/2028	492	499
Ginnie Mae I Pool 7% 11/15/2028	2,408	2,441
Ginnie Mae I Pool 7% 12/15/2028	402	407
Ginnie Mae I Pool 7% 12/15/2028	262	266
Ginnie Mae I Pool 7% 12/15/2029	279	283
Ginnie Mae I Pool 7% 2/15/2028	83	84
Ginnie Mae I Pool 7% 2/15/2030	2,441	2,491
Ginnie Mae I Pool 7% 2/15/2031	273	279
Ginnie Mae I Pool 7% 2/15/2032	369	378
Ginnie Mae I Pool 7% 3/15/2028	88	88
Ginnie Mae I Pool 7% 3/15/2031	248	253
Ginnie Mae I Pool 7% 3/15/2031	591	605
Ginnie Mae I Pool 7% 3/15/2031	134	137
Ginnie Mae I Pool 7% 3/15/2032	659	676
Ginnie Mae I Pool 7% 3/15/2032	1,402	1,433
Ginnie Mae I Pool 7% 4/15/2028	237	241
Ginnie Mae I Pool 7% 4/15/2028	429	433
Ginnie Mae I Pool 7% 4/15/2028	5,639	5,683
Ginnie Mae I Pool 7% 4/15/2029	88	90
Ginnie Mae I Pool 7% 4/15/2029	1,029	1,045
Ginnie Mae I Pool 7% 4/15/2032	679	695
Ginnie Mae I Pool 7% 4/15/2032	1,217	1,245
Ginnie Mae I Pool 7% 5/15/2029	778	789
Ginnie Mae I Pool 7% 5/15/2031	3,733	3,827
Ginnie Mae I Pool 7% 5/15/2032	868	888
Ginnie Mae I Pool 7% 6/15/2028	2,852	2,891
Ginnie Mae I Pool 7% 6/15/2028	651	659
Ginnie Mae I Pool 7% 6/15/2028	377	382
Ginnie Mae I Pool 7% 6/15/2029	170	171
Ginnie Mae I Pool 7% 6/15/2032	2,436	2,495
Ginnie Mae I Pool 7% 6/15/2032	1,044	1,073
Ginnie Mae I Pool 7% 6/15/2032	864	888
Ginnie Mae I Pool 7% 7/15/2028	4,676	4,732
Ginnie Mae I Pool 7% 7/15/2028	312	316
Ginnie Mae I Pool 7% 7/15/2028	884	896
Ginnie Mae I Pool 7% 7/15/2029	992	1,010
Ginnie Mae I Pool 7% 7/15/2029	316	322
Ginnie Mae I Pool 7% 7/15/2031	681	693
Ginnie Mae I Pool 7% 7/15/2031	2,961	3,024
Ginnie Mae I Pool 7% 8/15/2028	351	355
Ginnie Mae I Pool 7% 8/15/2028	3,435	3,485
Ginnie Mae I Pool 7% 8/15/2028	1,282	1,300
Ginnie Mae I Pool 7% 8/15/2029	240	244
Ginnie Mae I Pool 7% 8/15/2032	282	289
Ginnie Mae I Pool 7% 8/15/2032	1,169	1,202
Ginnie Mae I Pool 7% 8/15/2032	18,998	19,471
Ginnie Mae I Pool 7% 9/15/2028	732	733
Ginnie Mae I Pool 7% 9/15/2028	440	445
Ginnie Mae I Pool 7% 9/15/2028	2,294	2,323
TOTAL UNITED STATES		5,801,231
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $6,239,805)		5,801,231

U.S. Treasury Obligations - 32.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Notes 4.125% 10/31/2027	3.57 to 4.37	270,075,900	270,181,398
US Treasury Notes 4.375% 12/15/2026	3.87 to 4.93	208,800,000	209,534,061
US Treasury Notes 4.5% 4/15/2027	3.52 to 4.56	155,900,000	157,093,609
US Treasury Notes 4.5% 5/15/2027	3.83 to 4.68	51,000,000	51,408,398
US Treasury Notes 4.625% 6/30/2026	4.03 to 4.72	54,500,000	54,806,563
TOTAL U.S. TREASURY OBLIGATIONS (Cost $741,319,605)			743,024,029

Money Market Funds - 3.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $70,909,371)	4.64	70,895,192	70,909,371

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $2,365,370,786)	2,369,380,202
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(57,427,189)
NET ASSETS - 100.0%	2,311,953,013

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,687	Mar 2025	347,706,516	998,746	998,746

The notional amount of futures purchased as a percentage of Net Assets is 15.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $656,631,968 or 28.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,334,146.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	28,290,686	217,108,297	174,489,612	394,508	-	-	70,909,371	0.1%
Fidelity Securities Lending Cash Central Fund	-	30	30	27	-	-	-	0.0%
Total	28,290,686	217,108,327	174,489,642	394,535	-	-	70,909,371

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.